Consolidated Statements of Financial Position - CAD	Jul. 31, 2017	Jul. 31, 2016
Current assets
Cash and cash equivalents	CAD 225,910	CAD 306,398
Amounts receivable and other assets (note 3)	6,242	6,769
Total current assets	232,152	313,167
Mineral property interests (note 4)	1	1
Total assets	232,153	313,168
Current liabilities
Amounts payable and other liabilities (note 6)	1,323	1,107
Due to a related party (note 8)	3,297,165	3,178,443
Total Liabilities	3,298,488	3,179,550
Shareholders' deficiency
Share capital (note 5(a))	26,090,118	26,090,118
Reserves	592,011	592,011
Accumulated deficit	(29,748,464)	(29,548,511)
Total shareholders' deficiency	(3,066,335)	(2,866,382)
Total liabilities and shareholders' deficiency	CAD 232,153	CAD 313,168